Financial instruments (Policies)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
financial instrument

The Company recognizes a financial asset or financial liability on the consolidated statement of financial position when it becomes party to the contractual provisions of the financial instrument. Financial assets are initially measured at fair value and are derecognized either when the Company has transferred substantially all the risks and rewards of ownership of the financial asset, or when cash flows expire. Financial liabilities are initially measured at fair value and are derecognized when the obligation specified in the contract is discharged, cancelled or expired.

A write-off of a financial asset (or a portion thereof) constitutes a derecognition event. Write-offs occur when the Company has no reasonable expectations of recovering the contractual cash flows of a financial asset.

Classification and Measurement

The Company determines the classification of its financial instruments at initial recognition. Financial assets and financial liabilities are classified according to the following measurement categories:

•	those to be measured subsequently at fair value, either through profit or loss (“FVTPL”) or through other comprehensive loss (“FVTOCI”); and,
•	those to be measured subsequently at amortized cost.

The classification and measurement of financial assets after initial recognition at fair value depends on the business model for managing the financial asset and the contractual terms of the cash flows. Financial assets that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding, are generally measured at amortized cost at each subsequent reporting period. All other financial assets are measured at their fair values at each subsequent reporting period, with any changes recorded through profit or loss or through other comprehensive income (which designation is made as an irrevocable election at the time of recognition).

After initial recognition at fair value, financial liabilities are classified and measured at either:

(a)	amortized cost.
(b)	FVTPL, if the Company has made an irrevocable election at the time of recognition, or when required or,
(c)	FVTOCI, when the change in fair value is attributable to changes in the Company’s credit risk.

Transaction costs that are directly attributable to the acquisition or issuance of a financial asset or financial liability classified as amortized cost are included in the fair value of the instrument on initial recognition.

Transaction costs for financial assets and financial liabilities classified as fair value through profit or loss are expensed in profit or loss.

The Company’s financial assets consist of cash and cash equivalents, loans and accounts receivable from related parties, which are classified as amortized cost, and trade accounts receivable which are measured at fair value through profit and loss. The Company’s financial liabilities consist of suppliers, accounts payable and loan, prepayment from customer and export prepayment agreements, which are classified and subsequently measured at amortized cost using the effective interest method.

All financial instruments recognized at fair value in the consolidated statement of financial position are classified into one of three levels in the fair value hierarchy as follows:

Level 1 – Valuation based on quoted prices (unadjusted) observed in active markets for identical assets or liabilities.

Level 2 – Valuation techniques based on inputs that are quoted prices of similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; inputs other than quoted prices used in a valuation model that are observable for that instrument; and inputs that are derived from or corroborated by observable market data by correlation or other means.

Level 3 – Valuation techniques with significant unobservable market inputs.

Impairment

The Company assesses all information available, including on a forward-looking basis, the expected credit losses associated with any financial assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk. To assess whether there is a significant increase in credit risk, the Company compares the risk of a default occurring on the asset as at the reporting date with the risk of default as at the date of initial recognition based on all information available, and reasonable and supportive forward-looking information.